ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2021	Dec. 31, 2020
Derivative assets	$33	$164
Accounts receivable(1) - net of expected credit loss of $112 million (December 31, 2020 - $114 million)	852	753
Restricted cash and deposits	331	292
Prepaid expenses	367	330
Inventory	574	131
Other current assets	119	201
Total accounts receivable and other	$2,276	$1,871
(1)See Note 33, Related Parties, for further discussion.